UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) ¥ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) shares
Issuance shares for exercise of stock options | ¥	¥ 7,808
Stock options | Class A ordinary shares
Issuance shares for exercise of stock options	¥ 4,000	$ 0.6
Issuance shares for exercise of stock option (in shares) | shares	55,000	55,000